Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of cash and cash equivalents
Cash at bank	$ 128,916	$ 50,005	$ 37,221
Deposits at call	412	421	542
Cash and cash equivalents	129,328	50,426	37,763	$ 45,761
Loss for the period	(77,940)	(89,799)	(35,290)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	3,667	2,139	2,650
Foreign exchange (gains)/losses	(302)	(154)	(160)
Finance costs	8,800	6,914	725
Remeasurement of borrowing arrangements	(607)	376
Remeasurement of contingent consideration	(1,380)	6,264	(10,541)
Payment under a license agreement paid in shares			1,000
Payment for services rendered in shares		620
Equity settled share-based payment	7,522	4,368	6,199
Deferred tax benefit	(9,415)	(8,955)	(30,664)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	890	4,974	(6,093)
Decrease/(increase) in prepayments	2,292	5,237	1,503
Decrease/(increase) in tax assets	1,499	1,729	(1,807)
Increase/(decrease) in trade creditors and accruals	12,508	(3,972)	(4,464)
Increase/(decrease) in provisions	3,601	2,469	1,930
(Decrease)/increase in deferred consideration	(7,500)	10,000
Net cash (outflows) in operating activities	$ (56,365)	$ (57,790)	$ (75,012)